SCHEDULE OF FUTURE ESTIMATED MINIMUM LEASE PAYMENTS (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 57
2027	57
2028	38
Thereafter
TOTAL	$ 152